Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent Events

(a)

On January 28, 2022, the Company signed a contract for the construction of two eco-design fuel efficient containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the fourth quarter of 2023 and first quarter of 2024, respectively. The total consideration for these two newbuilding contracts is approximately $85 million, which the Company intends to finance with a combination of debt and equity.

(b)

On March 18, 2022, the Company signed a contract for the construction of three 1,800 teu eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 1,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea and are scheduled to be delivered during the first half of 2024, one in the first and two in the second quarter of 2024. The total consideration for the construction of the three vessels is approximately $102 million which the Company intends to finance with a combination of debt and equity.